SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Interest in net earnings	$ 1,808,000
Distribution received from equity method investment	1,808,000
Premier Pools & Spas
Schedule of Equity Method Investments [Line Items]
Interest in net earnings	1,800,000	$ 0
Adjustment for the amortization of basis differences	200,000
Distribution received from equity method investment	$ 2,200,000		$ 25,400,000